Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
Investments in associates and joint ventures
6. Investments in associates and joint ventures

Accounting policies
An associate is an undertaking in which the group has a long-term equity interest and over which it has the power to exercise significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The group’s interest in the net assets of associates and joint ventures is reported in investments in the consolidated balance sheet and its interest in their results (net of tax) is included in the consolidated income statement below the group’s operating profit. Associates and joint ventures are initially recorded at cost including transaction costs. Investments in associates and joint ventures are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The impairment review compares the net carrying value with the recoverable amount, where the recoverable amount is the higher of the value in use calculated as the present value of the group’s share of the associate’s future cash flows and its fair value less costs of disposal.
Diageo’s principal associate is Moët Hennessy of which Diageo owns 34%. Moët Hennessy is the wines and spirits subsidiary of LVMH Moët Hennessy Louis Vuitton SA (LVMH). LVMH is based in France and is listed on the Paris Stock Exchange. Moët Hennessy is also based in France and is a producer and exporter of champagne and cognac brands.
A number of joint distribution arrangements have been established with LVMH in Asia Pacific and France, principally covering distribution of Diageo’s Scotch whisky and gin premium brands and Moët Hennessy’s champagne and cognac premium brands. Diageo and LVMH have each undertaken not to engage in any champagne or cognac activities competing with those of Moët Hennessy. The arrangements also contain certain provisions for the protection of Diageo as a non-controlling shareholder in Moët Hennessy.

(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy £ million	Others £ million	Total £ million
Cost less provisions
At 30 June 2020	3,395	162	3,557
Exchange differences	(228)	(12)	(240)
Additions	—	38	38
Share of profit/(loss) after tax	335	(1)	334
Dividends	(289)	(1)	(290)
Share of movements in other comprehensive income and equity	(85)	—	(85)
Transfer	—	2	2
Impairment charged during the year	—	(8)	(8)
At 30 June 2021	3,128	180	3,308
Exchange differences	48	12	60
Additions	—	65	65
Share of profit/(loss) after tax	425	(8)	417
Dividends	(186)	(4)	(190)
Share of movements in other comprehensive income and equity	(6)	—	(6)
Impairment charged during the year	—	(2)	(2)
At 30 June 2022	3,409	243	3,652
(i)     Investment in associates balance includes loans given to and preference shares invested in associates of £163 million (2021 – £108 million).
(ii)    If certain performance targets are met by associates in the Distill Ventures programme, an additional £22 million (2021 – £33 million) will be invested in those associates.
(b) Moët Hennessy prepares its financial statements under IFRS as endorsed by the EU in euros to 31 December each year. The results are adjusted for alignment to Diageo accounting policies and are a major part of the Wines & Spirits division of LVMH. The results translated at £1 = €1.18 (2021 – £1 = €1.13; 2020 – £1 = €1.14).
Income statement information for the three years ended 30 June 2022 and balance sheet information as at 30 June 2022 and 30 June 2021 of Moët Hennessy is as follows:

	2022 £ million	2021 £ million	2020 £ million
Sales	5,553	4,819	4,425
Profit for the year	1,250	985	838
Total comprehensive income	1,269	999	765

	2022 £ million	2021 £ million
Non-current assets	5,957	5,320
Current assets	8,447	7,800
Total assets	14,404	13,120
Non-current liabilities	(1,791)	(1,665)
Current liabilities	(2,415)	(2,256)
Total liabilities	(4,206)	(3,921)
Net assets	10,198	9,199
(i)    Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at £1 = €1.16 (2021 – £1 = €1.17).

(c) Information on transactions between the group and its associates and joint ventures is disclosed in note 21.
(d) Investments in associates and joint ventures comprise the cost of shares less goodwill written off on acquisitions prior to 1 July 1998 of £1,340 million (2021 – £1,254 million), plus the group’s share of post acquisition reserves of £2,312 million (2021 – £2,054 million).
(e) The associates and joint ventures have not reported any material contingent liabilities in their latest financial statements.